John Hancock GA Mortgage Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 84.7%				$1,581,707,745
(Cost $1,899,629,986)
11 West Partners LLC	3.770	05-01-32	9,600,000	7,983,398
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,579,434	3,682,575
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	3,662,960
1419 Potrero LLC	3.660	09-01-30	5,579,350	4,502,976
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,394,654	3,586,815
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,127,517	4,755,310
1635 Divisadero Medical Building LLC	6.000	06-01-30	10,103,967	10,540,963
192 Investors LLC	3.750	08-01-29	16,974,395	15,278,093
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	8,289,413
5021 St. LLC	4.390	09-01-40	32,537,954	28,922,304
655 Kelton LLC	2.270	04-01-31	5,025,793	4,017,116
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,340,317	3,174,082
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,299,174
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,161,543	4,274,532
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,227,823
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	15,360,600
Accord/Pac Members LLC	3.500	09-01-40	8,356,022	6,616,750
Aman, Inc.	5.170	11-01-29	22,000,000	20,913,429
American Fork OW LLC	2.900	02-10-36	5,500,000	4,012,338
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	14,484,575
Americana on the River LLC	2.970	05-01-36	5,442,549	4,135,395
Arboretum LLC	2.800	01-01-29	5,900,000	4,892,787
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,760,196
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,130,190
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	8,669,130
Aventura at Mid Rivers LLC	2.390	02-01-31	4,527,019	3,609,713
Aventura at Richmond LLC	2.210	01-01-31	3,936,401	3,116,091
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,477,781	2,634,531
Bandicoot LLC	2.950	06-01-30	15,000,000	12,402,390
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	8,406,053
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	16,283,950
Berkshire Apartments LLC	2.660	03-01-46	5,932,682	4,447,429
Beverly West Square Associates LP	5.560	12-01-30	7,759,409	7,981,546
Bgn Properties Palm Gate LP	2.860	06-01-32	7,000,000	5,579,091
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	4,893,338
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,081,611
Burroughs LPM LP	2.980	01-01-36	12,401,421	9,242,990
BW Logan LLC	6.370	04-01-28	2,864,462	2,976,534
Bwp Crown Valley 1 LLC	3.020	04-01-37	15,000,000	10,403,790
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,048,035
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,552,333
Carriage Way LLC	3.520	08-01-31	3,916,998	3,171,174
Castlewood Associates LLC	2.870	04-01-31	5,000,000	3,914,735
Caton House Apartments LLC	2.740	09-01-36	3,912,809	2,913,016
Ce Enterprise Partners LLC	4.700	07-01-32	4,185,223	3,829,261
Central Way Plaza LLC	2.910	03-01-32	9,894,805	8,031,692
Chandler Property Development Associates LP	2.550	03-01-33	7,535,193	5,708,150
Chimney Top LLC	2.910	02-01-29	6,800,000	5,690,009
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

CIP Group of Homestead LLC	3.060	06-01-33	6,623,629	$5,121,827
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,770,845	7,226,038
CLAGB LLC	2.680	02-01-36	5,789,216	4,283,661
Colt Street Partners LLC	3.290	01-01-35	9,868,150	7,508,685
Columbia Cochran Commons LLC	5.790	03-01-24	3,451,203	3,492,010
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	11,771,490
Congressional Properties LP	3.210	04-01-47	5,934,338	4,640,504
Continental Plaza LLC	5.490	01-01-33	5,000,000	4,924,703
Copperstone Apartments LP	2.880	04-01-39	5,754,994	4,592,825
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	9,906,400
CR Ballantyne LLC	3.290	06-01-36	6,200,000	4,718,584
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,270,410	9,657,366
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,028,129
Cross Keys Development Company	2.550	10-01-33	13,000,000	9,834,019
Crossing Company LP	2.780	10-01-31	6,600,000	5,131,764
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,532,728
Delphi Investors LLC	2.520	01-01-31	9,625,728	7,569,701
DNP Regio LLC	3.110	10-01-36	12,265,436	8,929,752
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	59,464,730
Draper Southpoint Apartments LLC	2.520	04-01-31	5,806,891	4,544,456
DTN Waters House LLC	3.300	08-01-31	5,291,363	4,266,077
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,537,933	2,051,059
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	6,465,673
Edgewater Partnership LP	5.200	04-01-25	2,485,728	1,954,289
Edina Crosstown Medical LLC	3.230	06-01-41	13,077,998	10,366,302
Elizabeth Lake Estates LLC	2.920	05-01-31	5,052,587	4,064,957
Fairfield 35 Pinelawn LLC	3.450	01-01-42	7,107,630	5,157,282
Fairgrounds Apartments LP	2.490	01-01-36	2,900,495	2,342,759
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,231,035	1,717,143
Fountainview Terrace Apartments	2.900	07-01-41	4,302,922	3,343,362
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	7,564,164
Fredwood LLLP	2.740	09-01-36	4,010,629	3,011,758
Gadberry Courts LP	3.330	05-01-32	6,765,359	5,467,053
Gateway MHP, Ltd.	3.950	07-01-29	9,412,585	8,635,566
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	4,758,024
Georgetown Mews Owners Corp.	2.870	01-01-36	7,001,595	5,491,764
Grande Apartments LP	3.380	07-01-41	8,500,635	6,286,653
Greenhouse Apartments LP	3.380	07-01-41	9,770,845	7,226,038
Harbor Breeze LP	2.400	11-01-31	5,000,000	3,902,745
Harbor Center Partners LP	4.720	09-01-32	18,100,000	16,847,154
Harborgate LLC	2.610	01-01-31	9,625,595	7,661,252
Hunters Price LP	3.360	04-01-32	11,500,000	9,233,776
Industry West Commerce Center LLC	2.810	03-01-41	9,674,502	6,980,550
J J Carson LLC	2.950	11-01-31	12,000,000	9,344,628
JB IV V LLC	4.580	12-01-32	5,000,000	4,559,110
JGK Garden Grove LP	2.790	02-01-32	3,500,000	2,784,709
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	9,971,365	9,489,948
Kimberly Partners of Albany LP	2.920	12-01-30	4,851,174	3,874,380
Kingswick Apartments LP	3.310	04-01-42	12,893,678	9,973,169
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	17,102,714
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

La Costa Vista LLC	2.610	04-01-31	4,841,399	$3,832,727
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,466,716	6,221,186
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,299,344
LB PCH Associates LLC	3.870	05-01-32	18,191,543	15,160,613
LN Bear Creek LLC	5.490	01-01-33	5,000,000	4,924,703
Manoa Shopping Center Associates LP	7.060	03-01-30	5,973,578	6,455,443
Meadow and Central LP	3.100	01-01-32	3,945,531	3,127,642
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,777,598	7,414,216
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,556,189	3,498,634
Mesa Broadway Property LP	2.550	03-01-33	4,637,042	3,512,707
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,497,757
Mill Pond, Ltd.	2.870	06-01-36	7,007,299	5,374,318
Montrose Manor Apartments LLC	2.740	09-01-36	5,575,753	4,151,047
Nat City Spe, LLC	3.980	02-01-35	1,982,504	1,518,963
National City Plaza	4.110	03-01-35	8,514,071	6,925,337
NCHC 3 LLC	3.390	02-01-32	18,389,346	14,939,651
Newton Executive Park LP	2.570	10-01-33	4,822,574	3,879,833
Niederst Portage Towers LLC	2.670	12-01-31	6,687,918	5,286,070
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,471,759	7,300,292
Northland Monterra LLC	2.890	07-01-31	13,500,000	10,703,367
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,299,344
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	13,078,127
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,487,102	6,507,003
Olympic Mills Commerce Center LLC	4.060	03-01-36	11,001,655	10,204,706
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	6,874,513
Pademelon LLC	3.000	06-01-30	6,000,000	4,870,200
Parc Center Drive Joint Venture	5.480	02-01-32	2,295,350	2,310,561
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	4,798,665
Penndel Apartments LP	3.270	06-01-31	5,654,739	4,563,816
Pepperward Apartments LLC	2.180	01-01-27	4,034,965	3,554,752
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	2,719,283
Plantation Crossing Apartments LLC	3.040	09-01-31	4,994,231	4,004,729
Platt Partners LP	3.390	05-05-37	14,000,000	10,848,754
Platypus LLC	2.950	06-01-30	4,000,000	3,324,680
Plaza Inv. LP	3.910	05-01-26	27,967,145	26,828,882
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,467,843
POP 3 Ravinia LLC	4.460	01-01-42	114,258,300	102,877,717
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	6,363,520
Prime/Scrc Spe, LLC	2.650	12-01-31	10,000,000	7,747,260
PRTC LP	3.130	05-01-32	11,521,829	9,717,303
Quay Works LLC	2.790	12-01-36	12,000,000	8,945,064
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	3,524,198
Regency Apartments Vancouver LLC	2.250	04-01-31	4,831,959	3,909,268
Regent Garden Associates LLC	3.250	03-10-35	118,809,947	94,927,841
Rehco Loan LLC	3.000	11-01-51	5,109,755	3,748,491
Rep 2035 LLC	3.260	12-01-35	17,000,000	12,374,283
Richmar II Apartments LLC	2.930	08-01-36	9,770,890	7,538,544
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	8,228,130
Rollins Park Apartment Section Two LP	3.210	04-01-47	9,989,469	7,811,515
Rollins Park Section III LP	3.210	04-01-47	4,252,942	3,325,694
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Rose Gardens Senior LP	3.330	05-01-32	8,480,520	$6,853,066
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,311,584	5,021,269
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,681,862	6,876,552
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,601,925
SF Mansfield LLC	2.990	04-01-33	5,000,000	3,777,010
SF Stapleton LLC	2.850	03-01-31	4,680,000	3,615,436
Silverado Ranch Centre LLC	7.500	06-01-30	5,838,711	6,235,883
Skotdal Mutual LLC	2.860	06-15-31	6,369,842	5,276,733
Spring Park Apartments	3.440	10-01-31	17,100,000	13,982,533
St. Indian Ridge LLC	6.590	08-01-29	4,913,488	5,122,493
Stony Island Plaza	3.620	10-01-34	5,700,000	4,585,639
Styertowne Shopping Center LLC	6.060	03-01-24	11,673,117	11,828,241
Sunnyside Marketplace LLC	3.420	04-01-30	7,138,678	6,087,244
Switch Building Investors II LP	2.690	06-01-36	4,655,931	3,895,119
Tanecap 1 LP	2.690	09-01-31	4,890,110	3,826,511
The Enclave LLC	2.940	05-01-31	5,000,000	3,909,300
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,122,945	4,903,983
The Links at Columbia LP	2.720	05-01-41	17,744,312	13,388,296
The Links at Rainbow Curve LP	2.630	07-01-32	7,883,159	6,983,320
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	17,743,020	13,573,091
THF Greengate Development LP	6.320	10-01-25	26,868,398	27,582,990
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	11,196,528	11,930,863
Topaz House, Ltd.	3.300	04-01-47	17,805,468	13,914,813
Town Center Associates	2.790	03-01-29	4,572,920	4,004,570
Trail Horse Partners LLC	2.690	04-01-31	6,296,476	4,940,599
Valley Square I LP	5.490	02-01-26	15,752,405	15,035,986
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	12,734,445
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,332,499
Voyager RV Resort MHC	4.100	06-01-29	39,524,673	36,040,376
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	6,867,145
Warwick Devco LP	2.880	07-01-33	6,966,563	5,683,134
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,990,815	6,375,775
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,050,010
WG Opelousas LA LLC	7.290	05-01-28	1,235,151	1,328,114
White Oak Subsidiary LLC	4.900	07-01-24	7,709,353	7,716,970
White Oak Subsidiary LLC	8.110	07-01-24	12,504,612	13,172,121
Willow Creek Court LLC	4.530	07-01-52	7,280,842	6,027,606
Windsor Place Apartments	3.530	02-01-32	9,200,000	7,572,787
Woodlane Place Townhomes LLC	2.900	05-05-35	9,494,937	7,235,598
Woods I LLC	3.100	07-01-30	7,160,223	6,051,935
Woods Mill Park Apartments LLC	2.610	02-01-41	4,785,970	3,618,883
WPC Triad LLC	2.960	04-01-31	5,000,000	3,934,530

U.S. Government and Agency obligations 10.2%				$189,933,222
(Cost $205,328,328)
U.S. Government 10.2%				189,933,222
U.S. Treasury
Note	1.875	02-15-32	43,700,000	37,028,922
Note	2.750	08-15-32	10,400,000	9,509,500
Note	2.875	05-15-32	155,100,000	143,394,800

See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-22 (unaudited)

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 8.0%				$148,421,982
(Cost $148,418,507)
U.S. Government 1.1%				19,913,032
U.S. Treasury Bill	1.998	10-06-22	5,000,000	4,998,978
U.S. Treasury Bill	2.292	10-27-22	5,000,000	4,991,421
U.S. Treasury Bill	3.268	12-29-22	10,000,000	9,922,633

	Yield (%)	Shares	Value
Short-term funds 6.9%			128,508,950
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(B)	128,508,950	128,508,950

Total investments (Cost $2,253,376,821) 102.9%	$1,920,062,949
Other assets and liabilities, net (2.9%)	(53,829,393)
Total net assets 100.0%	$1,866,233,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 9-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022 by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,581,707,745	—	—	$1,581,707,745
U.S. Government and Agency obligations	189,933,222	—	$189,933,222	—
Short-term investments	148,421,982	$128,508,950	19,913,032	—
Total investments in securities	$1,920,062,949	$128,508,950	$209,846,254	$1,581,707,745
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-21	$1,895,168,754
Purchases	318,932,146
Sales	(243,759,224)
Realized gain (loss)	6,336,983
Net amortization of (premium) discount	(1,484,610)
Change in unrealized appreciation (depreciation)	(393,486,304)
Balance as of 9-30-22	$1,581,707,745
Change in unrealized appreciation (depreciation) at period end*	$(379,102,752)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-22	Valuation technique	Significant unobservable inputs	Input range	Input weighted average*
Commercial mortgage loans	$1,581,707,745	Discounted cash flow	Discount rate	4.85% - 16.74%	5.96%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2022 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-22 (unaudited)

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.